SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [abstract]
Current income tax expense	$ (330)	$ (246)	$ (613)	$ (601)
Deferred income tax recovery (expense)	189	(301)	(236)	(490)
Income tax expense	$ (141)	$ (547)	$ (849)	$ (1,091)